SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Write-off of inventory	$ 766	$ 129	$ 321
Number of shares excluded from calculation of diluted earnings (loss) per share	241,063	314,937	363,499
Stock-based compensation	$ 612	$ 18	$ 18
Advertising expense	139	155	161
Remaining performance obligations	$ 4,100
Expected recognition in the upcoming year	63.00%
Balances as of December 31, 2024 Deferred revenues and customer advances	$ 4,400	4,200
Amount of recognized revenues from customer advances and deferred revenues	3,800
Value of Industrial Research Assistance Program	$ 538	$ 17	$ 266